CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (314,092)	$ (24,010)	$ (60,052)	$ (282,740)	$ (146,517)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,095	6,845	14,099	41,413	21,179
Stock-based compensation expense	276,020	3,302	6,688	5,225	3,651
Deferred income taxes and uncertain tax positions			(2,809)	(16,177)	(8,012)
Release of indemnification assets			3,475	19,219	7,330
Impairments				98,343	40,794
Gain (loss) on sales of assets, net			(20,401)		0
Loss on debt extinguishment	1,590
Loss (income) from equity method investments	(2,532)	(380)
Other non-cash items	2,011	520	(676)	(2,321)	6,448
Changes in operating assets and liabilities	(50,211)	(21,775)
Changes in operating assets and liabilities:
Receivables, net			(59,381)	(23,280)	40,628
Prepaid expense and other current assets			(5,085)	(565)	142
Other assets			(1,977)	2,425	(17)
Medical claims and related payables			42,383	19,810	12,169
Accounts payable and accrued expenses			24,922	18,451	20,332
Other liabilities			5,610	16,336	15,598
Net cash provided by (used in) operating activities	(80,119)	(35,498)	(53,204)	(103,861)	(67,531)
Cash flows from investing activities:
Purchase of property and equipment, net	(646)	(941)	(1,775)	(2,892)	(2,101)
Purchase of intangible assets, net	(4,018)	(306)	(575)	(1,014)	(3,000)
Investment in loans receivable and other	(70,307)	(2,166)	(3,847)	(1,154)	(2,869)
Proceeds from repayment of loans receivable	1,277	1,062	2,058
Proceeds from sale of business and property, net of cash divested	(2,644)		26,205
Net cash provided by (used in) investing activities	(76,338)	(2,351)	22,066	(5,060)	(7,970)
Cash flows from financing activities:
Proceeds from initial public offering	1,170,942
Proceeds from other equity issuances, net		32,727	33,590	180,193	100,000
Proceeds from exercise of stock options	551	315	814
Repurchase of shares, net			(6,742)		(1,824)
Proceeds from the issuance of long-term debt	100,000				35,000
Equity and debt issuance costs and other	(9,768)
Debt issuance costs					(641)
Repayments of long-term borrowings and other	(118,648)	(1,520)	(3,041)	(3,592)	(47,792)
Distribution to noncontrolling interests				(303)
Net cash provided by (used in) financing activities	1,143,077	31,522	24,621	176,298	84,743
Net increase (decrease) in cash, cash equivalents and restricted cash and equivalents	986,620	(6,327)	(6,517)	67,377	9,242
Cash, cash equivalents and restricted cash and equivalents from continuing operations, beginning of period	135,178	139,152	139,152	76,414	66,567
Cash, cash equivalents and restricted cash and equivalents from discontinued operations, beginning of period	3,917	6,460	6,460	1,821	2,426
Cash, cash equivalents and restricted cash and equivalents, beginning of period	139,095	145,612	145,612	78,235	68,993
Cash, cash equivalents and restricted cash and equivalents from continuing operations, end of period	1,125,715	134,552	135,178	139,152	76,414
Cash, cash equivalents and restricted cash and equivalents from discontinued operations, end of period		4,733	3,917	6,460	1,821
Cash, cash equivalents and restricted cash and equivalents, end of period	$ 1,125,715	$ 139,285	$ 139,095	$ 145,612	$ 78,235